Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employee contributions	$ 53,659,711
Employer contributions	34,562,959
Total contributions	88,222,670
Investment income:
Net realized/unrealized appreciation in value of investments	137,875,865
Dividends	12,205,342
Net investment income	150,081,207
Interest income on notes receivable from participants	1,882,967
Benefits paid to participants	(143,720,580)
Administrative expenses	(794,521)
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	95,671,743
Beginning of year	962,884,285
End of year	$ 1,058,556,028